Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Significant Accounting Policies Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share 1	$ 5,875,360
Significant Accounting Policies Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share 2	4,920,000
Significant Accounting Policies Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share 3	12,973,009
Significant Accounting Policies Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share 4	8,444,400
Significant Accounting Policies Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share 5	18,848,369
Significant Accounting Policies Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share 6	$ 13,364,400